Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Changes in number and exercise prices of other equity instruments
All SARs and TSARs granted have a maximum term of seven years with one-third vesting each year after the date of grant. SARs and TSARs units outstanding at December 31, 2018 and 2017 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2016	1,511,485	$42.68	2,416,111	$42.10
Granted	167,600	50.15	340,200	50.17
Exercised	(213,207)	32.03	(710,616)	32.98
Cancelled	(10,801)	50.18	(2,200)	34.59
Expired	(5,000)	25.22	—	—
Outstanding at December 31, 2017	1,450,077	$45.11	2,043,495	$46.62
Granted	141,300	55.28	330,400	55.37
Exercised	(669,931)	39.00	(918,327)	42.48
Cancelled	(16,582)	53.12	(8,267)	47.25
Expired	(7,981)	28.74	—	—
Outstanding at December 31, 2018	896,883	$51.27	1,447,301	$51.24
Deferred, restricted and performance share units outstanding as at December 31, 2018 and 2017 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units
Outstanding at December 31, 2016	251,017	18,649	572,272
Granted	10,452	8,100	163,500
Performance factor impact on redemption[1]	—	—	(102,557)
Granted in lieu of dividends	5,669	613	14,383
Redeemed	(42,292)	(6,907)	(34,186)
Cancelled	—	—	(8,517)
Outstanding at December 31, 2017	224,846	20,455	604,895
Granted	7,752	8,700	149,200
Performance factor impact on redemption[1]	—	—	(127,733)
Granted in lieu of dividends	4,495	545	12,303
Redeemed	(28,001)	(12,339)	(42,577)
Cancelled	—	—	(16,310)
Outstanding at December 31, 2018	209,092	17,361	579,778

[1]
Performance share units have a feature where the ultimate number of units that vest are adjusted by a performance factor of the original grant as determined by the Company’s total shareholder return in relation to a predetermined target over the period to vesting. The performance factor is measured based on the weighted-average closing share price for the 90 calendar days on the NASDAQ Global Select Market immediately preceding the year end date that the performance share units vest.

Number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable
Information regarding the SARs and TSARs outstanding as at December 31, 2018 is as follows:

	Units outstanding at December 31, 2018			Units exercisable at December 31, 2018

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$25.97 to $35.51	3.96	221,309	$34.40	105,955	$34.19
$38.24 to $50.17	3.95	205,951	46.52	99,000	42.59
$54.65 to $78.59	3.73	469,623	61.31	330,923	63.83
	3.84	896,883	$51.27	535,878	$54.04
TSARs
$25.97 to $35.51	3.99	347,839	$34.47	161,261	$34.32
$38.24 to $50.17	4.41	386,253	47.88	161,902	44.72
$54.65 to $78.59	4.23	713,209	61.24	386,109	66.20
	4.22	1,447,301	$51.24	709,272	$54.05

SARs and TSARs outstanding and exercisable by range of exercise prices
Information regarding the SARs and TSARs outstanding as at December 31, 2018 is as follows:

	Units outstanding at December 31, 2018			Units exercisable at December 31, 2018

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$25.97 to $35.51	3.96	221,309	$34.40	105,955	$34.19
$38.24 to $50.17	3.95	205,951	46.52	99,000	42.59
$54.65 to $78.59	3.73	469,623	61.31	330,923	63.83
	3.84	896,883	$51.27	535,878	$54.04
TSARs
$25.97 to $35.51	3.99	347,839	$34.47	161,261	$34.32
$38.24 to $50.17	4.41	386,253	47.88	161,902	44.72
$54.65 to $78.59	4.23	713,209	61.24	386,109	66.20
	4.22	1,447,301	$51.24	709,272	$54.05

Weighted average assumptions of outstanding SARs and TSARs
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2018 and 2017 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2018	2017
Risk-free interest rate	2.6%	1.8%
Expected dividend yield	2.7%	2.0%
Expected life of SARs and TSARs (years)	1.5	1.2
Expected volatility	35%	31%
Expected forfeitures	0.2%	0.2%
Weighted average fair value (USD per share)	$7.93	$19.02

Changes in stock options issued
Common shares reserved for outstanding incentive stock options as at December 31, 2018 and 2017 are as follows:

	Number of stock options	Weighted average exercise price
Outstanding at December 31, 2016	344,767	$40.91
Granted	31,400	50.17
Exercised	(98,274)	30.90
Cancelled	(15,358)	52.43
Outstanding at December 31, 2017	262,535	$45.09
Granted	21,900	54.65
Exercised	(83,114)	38.89
Cancelled	(3,100)	57.26
Outstanding at December 31, 2018	198,221	$48.55

Stock options outstanding and exercisable by range of exercise prices
Information regarding the stock options outstanding as at December 31, 2018 is as follows:

	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$25.97 to $35.51	3.98	56,467	$34.45	35,831	$34.37
$38.24 to $50.17	3.01	57,754	43.70	39,351	40.67
$54.65 to $78.59	3.61	84,000	61.37	62,100	63.74
	3.54	198,221	$48.55	137,282	$49.46

Number and weighted average remaining contractual life of stock options outstanding and exercisable
Information regarding the stock options outstanding as at December 31, 2018 is as follows:

	Options outstanding at December 31, 2018			Options exercisable at December 31, 2018

Range of exercise prices	Weighted average remaining contractual life (years)	Number of stock options outstanding	Weighted average exercise price	Number of stock options exercisable	Weighted average exercise price
Options
$25.97 to $35.51	3.98	56,467	$34.45	35,831	$34.37
$38.24 to $50.17	3.01	57,754	43.70	39,351	40.67
$54.65 to $78.59	3.61	84,000	61.37	62,100	63.74
	3.54	198,221	$48.55	137,282	$49.46